INVESTMENTS IN ASSOCIATES AND JOINT VENTURES - Investments in associates (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Investments	$ 2,997,603	$ 2,915,633
Associates
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Investments	$ 2,526,073	$ 2,300,450	$ 2,138,156
Associates | P.A. Viva Malls
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Main activity	Development and operation of commercial spaces	Development and operation of commercial spaces
Country	Colombia	Colombia
Percentage of Ownership interest	49.00%	49.00%
Investments	$ 1,661,679	$ 1,530,459	1,355,688
Associates | Proteccion S.A.
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Main activity	Administration of pension funds and severances	Administration of pension funds and severances
Country	Colombia	Colombia
Percentage of Ownership interest	20.58%	20.58%
Investments	$ 594,105	$ 533,584	$ 630,821
Associates | P.A. El Bosque
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Main activity	Real estate ecosystems	Real estate ecosystems
Country	Colombia	Colombia
Percentage of Ownership interest	14.11%	14.11%
Investments	$ 57,120	$ 40,231
Associates | Titularizadora Colombiana S.A. Hitos
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Main activity	Mortgage portfolio securities	Mortgage portfolio securities
Country	Colombia	Colombia
Percentage of Ownership interest	26.98%	26.98%
Investments	$ 37,950	$ 35,756
Associates | Redeban Multicolor S.A.
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Main activity	Network data transmission services	Network data transmission services
Country	Colombia	Colombia
Percentage of Ownership interest	20.36%	20.36%
Investments	$ 35,735	$ 31,876
Associates | P.A El Otono
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Main activity	Real estate ecosystems	Real estate ecosystems
Country	Colombia	Colombia
Percentage of Ownership interest	16.30%	16.30%
Investments	$ 33,442	$ 23,960
Associates | ACH Colombia S.A.
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Main activity	Electronic transfer services	Electronic transfer services
Country	Colombia	Colombia
Percentage of Ownership interest	19.94%	19.94%
Investments	$ 21,952	$ 19,005
Associates | Gestoria Externa de Portafolios S.A.
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Main activity	Investment management service
Country	Colombia
Percentage of Ownership interest	49.31%
Investments	$ 11,278
Associates | Servicio Salvadoreno de Proteccion, S. A. de C.V.
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Main activity	Custodial services and transfer of monetary types	Custodial services and transfer of monetary types
Country	El Salvador	El Salvador
Percentage of Ownership interest	25.00%	25.00%
Investments	$ 10,223	$ 14,497
Associates | Servicios Financieros, S.A. de C.V.
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Main activity	Processing of financial transactions and electronic payment methods	Processing of financial transactions and electronic payment methods
Country	El Salvador	El Salvador
Percentage of Ownership interest	49.78%	49.78%
Investments	$ 9,514	$ 11,392
Associates | P.A Madrid II
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Main activity	Real estate ecosystems	Real estate ecosystems
Country	Colombia	Colombia
Percentage of Ownership interest	20.00%	20.00%
Investments	$ 9,208	$ 9,126
Associates | P.A Distrito Vera
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Main activity	Real estate ecosystems	Real estate ecosystems
Country	Colombia	Colombia
Percentage of Ownership interest	33.33%	33.33%
Investments	$ 9,103	$ 1,697
Associates | P.A Boreal
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Main activity	Real estate ecosystems	Real estate ecosystems
Country	Colombia	Colombia
Percentage of Ownership interest	20.00%	20.00%
Investments	$ 7,579	$ 7,477
Associates | P.A La Felicidad
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Main activity	Real estate ecosystems	Real estate ecosystems
Country	Colombia	Colombia
Percentage of Ownership interest	20.00%	20.00%
Investments	$ 6,938	$ 9,798
Associates | Internacional Ejecutiva de Aviacion S.A.S.
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Main activity	Aircraft and aircraft travel service	Aircraft and aircraft travel service
Country	Colombia	Colombia
Percentage of Ownership interest	25.00%	25.00%
Investments	$ 6,093	$ 6,455
Associates | Reintegra S.A.S.
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Main activity	Collections and recovery of portfolio	Collections and recovery of portfolio
Country	Colombia	Colombia
Percentage of Ownership interest	46.00%	46.00%
Investments	$ 5,864	$ 11,211
Associates | P.A Mirador de la Cienaga
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Main activity	Real estate ecosystems	Real estate ecosystems
Country	Colombia	Colombia
Percentage of Ownership interest	13.00%	13.00%
Investments	$ 4,518	$ 3,329
Associates | ACH de El Salvador, S. A. de C.V.
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Main activity	Electronic transfer services	Electronic transfer services
Country	El Salvador	El Salvador
Percentage of Ownership interest	25.00%	25.00%
Investments	$ 1,554	$ 2,140
Associates | Agricapital S.A.S.
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Main activity	Financial services	Financial services
Country	Colombia	Colombia
Percentage of Ownership interest	10.79%	10.21%
Investments	$ 1,262	$ 1,408
Associates | Servicios de Identidad Digital S.A.S.
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Main activity	Digital services	Digital services
Country	Colombia	Colombia
Percentage of Ownership interest	33.33%	33.33%
Investments	$ 956	$ 7,049